RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) member	Dec. 31, 2018 USD ($) member	Dec. 31, 2017 USD ($) member
Related Party [Abstract]
Number of members of senior management | member	5	5	5
Short-term benefits including employee salaries and bonuses and director retainer and committee fees	$ 5,541	$ 4,591	$ 4,099
Post-employment and other long-term benefits	317	289	295
Share-based compensation expense	1,065	1,016	1,619
Total remuneration	$ 6,923	$ 5,896	$ 6,013